UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Allan C. Teh                   NEW YORK, NY             5/13/08
   ------------------------   ------------------------------  ----------
         [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $436,832
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number                Name
NONE

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                                                              FORM13F INFORMATION TABLE
                   COLUMN 1           COLUMN 2   COLUMN3    COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                      VOTING
                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER         AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE  SHARED NONE

ADVANCED MICRO DEVICES INC     NOTE 5.750% 8/1  007903AN7   2,827    4,000,000  PRN        SOLE               4,000,000
ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0  007903AL1  13,738   22,000,000  PRN        SOLE              22,000,000
AMAG PHARMACEUTICALS INC       COM              00163U106   9,880      244,367  SH         SOLE                 244,367
AMGEN INC                      COM              031162100     790       18,900  SH         SOLE                  18,900
APEX SILVER MINES LTD          NOTE 2.875% 3/1  03760XAB7   1,666    2,500,000  PRN        SOLE               2,500,000
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0  10,837   11,500,000  PRN        SOLE              11,500,000
CELGENE CORP                   COM              151020104   5,210       85,000  SH         SOLE                  85,000
CELL THERAPEUTICS INC          COM NEW          150934404   1,744    2,641,739  SH         SOLE               2,641,739
CELL THERAPEUTICS INC          NOTE 7.500% 4/3  150934AK3   1,284    3,600,000  PRN        SOLE               3,600,000
CELL THERAPEUTICS INC          NOTE 5.750% 6/1  150934AC1     800    1,000,000  PRN        SOLE               1,000,000
CELL THERAPEUTICS INC          NOTE 5.750% 6/1  150934AD9     425      500,000  PRN        SOLE                 500,000
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1  17285TAB2   8,100   10,000,000  PRN        SOLE              10,000,000
CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507   5,541      773,851  SH         SOLE                 773,851
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     836    2,000,000  PRN        SOLE               2,000,000
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2   6,352    7,500,000  PRN        SOLE               7,500,000
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402   3,036      150,000  SH         SOLE                 150,000
EQUITABLE RES INC              COM              294549100   3,738       63,455  SH         SOLE                  63,455
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5   6,264    6,500,000  PRN        SOLE               6,500,000
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5  46,739   55,000,000  PRN        SOLE              55,000,000
GENERAL MTRS CORP              DEB SR CONV B    370442733  40,346    2,500,000  SH         SOLE               2,500,000
GENERAL MTRS CORP              DEB SR CV C 33   370442717  53,786    3,250,000  SH         SOLE               3,250,000
GENESIS LEASE LTD              ADR              37183T107   1,807      124,197  SH         SOLE                 124,197
HOSPITALITY PPTYS TR           NOTE 3.800% 3/1  44106MAK8   4,378    5,000,000  PRN        SOLE               5,000,000
KEY ENERGY SVCS INC            COM              492914106  14,723    1,097,100  SH         SOLE               1,097,100
LORAL SPACE & COMMUNICATNS L   COM              543881106   2,867      120,250  SH         SOLE                 120,250
MARATHON OIL CORP              COM              565849106  10,944      240,000  SH         SOLE                 240,000
MIRANT CORP NEW                COM              60467R100   7,027      193,100  SH         SOLE                 193,100
MYLAN INC                      NOTE 1.250% 3/1  628530AG2   6,211    7,500,000  PRN        SOLE               7,500,000
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3   2,474    3,000,000  PRN        SOLE               3,000,000
NRG ENERGY INC                 COM NEW          629377508   8,188      210,000  SH         SOLE                 210,000
PDL BIOPHARMA INC              COM              69329Y104   2,536      239,499  SH         SOLE                 239,499
PINNACLE GAS RESOURCES INC     COM              723464301     612      240,007  SH         SOLE                 240,007
PPL CORP                       COM              69351T106   8,333      181,467  SH         SOLE                 181,467
PROLOGIS                       NOTE 1.875%11/1  743410AR3  13,523   15,000,000  PRN        SOLE              15,000,000
RAIT FINANCIAL TRUST           COM              749227104     694      100,000  SH         SOLE                 100,000
RECKSON OPER PARTNERSHIP L P   DEB 4.000% 6/1   75621LAJ3  15,691   17,000,000  PRN        SOLE              17,000,000
RENAISSANCE ACQUISITION CORP   *W EXP 01/28/201 75966C115     165      825,000  SH         SOLE                 825,000
RENAISSANCE ACQUISITION CORP   COM              75966C305   3,321      591,000  SH         SOLE                 591,000
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203   4,573      157,136  SH         SOLE                 157,136
SIX FLAGS INC                  PIERS            83001P505     170       14,800  SH         SOLE                  14,800
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AV1   7,074    6,500,000  PRN        SOLE               6,500,000
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7  11,081   12,500,000  PRN        SOLE              12,500,000
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3  16,077   19,000,000  PRN        SOLE              19,000,000
WASHINGTON MUT INC             CONV 7.75%SER R  939322814  37,350       53,500  SH         SOLE                  53,500
WILLBROS GROUP INC             NOTE 2.750% 3/1  969199AC2  13,583    8,643,000  PRN        SOLE               8,643,000
WILLIAMS COS INC DEL           COM              969457100  19,491      591,000  SH         SOLE                 591,000

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